Financial Instruments - Interest Rate Risk (Details) - Interest Rate Risk - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in cash at banks due to reasonably possible increase in risk assumption	€ 130	€ 1
Increase (decrease) in cash at banks due to reasonably possible decrease in risk assumption	€ 130	€ 1